Operating Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturities of lease liabilities
Due in Next 12 months	$ 6,722	$ 6,784
Year 2	6,652	3,807
Year 3	4,909	2,028
Year 4	4,888	47
Year 5	646	18
Year 6	5
Total undiscounted lease payments	23,822	12,684
Less: imputed interest	(2,077)	(670)
Total lease liabilities	$ 21,745	$ 12,014